Common and Preferred Stock Reserved for Future Issuances:	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Common And Preferred Stock Reserved For Future Issuances [Abstract]
Common And Preferred Stock Reserved For Future Issuances [Text Block]
Note 10 – Common and Preferred Stock Reserved for Future Issuances:

Common stock reserved for future issuances consisted of the following at September 30, 2016:

Common Stock Reserved
Common stock warrants outstanding	134,800,876
Common stock for potential anti-dilution of warrants	66,712,722
Common stock options outstanding	9,682,534
Conversion of Series B Stock	25,692,740
Common stock for potential anti-dilution of Series B Stock	12,846,370
Total	249,735,242

On February 9, 2015, the holders of placement agent warrants to purchase an aggregate of 1,325,000 shares of our Series A Stock entered into Conversion Agreements with the Company pursuant to which such holders’ placement agent warrants to purchase Series A Stock were converted, for no additional consideration, into common stock purchase warrants to purchase an aggregate of 1,325,000 shares of Common Stock.

Resulting from the Company’s Series B private placement, the Company is required to reserve shares of Common Stock to accommodate up to an additional 50% issuable upon potential dilution to the Series B Stock and each the series A, series B, series C, series D and series E Warrants issued in the Series B private placement plus the placement agent warrants issued as fees relating to the Series B private placement.

Note 11 – Common and Preferred Stock Reserved for Future Issuances:

Common stock reserved for future issuances consisted of the following at December 31, 2015:

Common Stock Reserved
Common stock warrants outstanding	134,828,240
Common stock for potential anti-dilution of warrants	67,288,955
Common stock options outstanding	8,582,952
Conversion of Series B Stock	26,234,940
Common stock for potential anti-dilution of Series B Stock	13,117,470
Total	250,052,557

On February 9, 2015, the holders of placement agent warrants to purchase an aggregate of 1,325,000 shares of our Series A Stock entered into Conversion Agreements with us pursuant to which such holders’ placement agent warrants to purchase Series A Stock were converted, for no additional consideration, into common stock purchase warrants to purchase an aggregate of 1,325,000 shares of our common stock.

Resulting from the November 2015 Private Placement, the Company is required to reserve shares of its common stock to accommodate up to an additional 50% issuable upon potential dilution to the Series B Stock and all the Series A through E Warrants issued in the November 2015 Private Placement plus the placement agent warrants issued as fees relating to the November 2015 Private Placement.